UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 – March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

March 31, 2012

	Shares/Par	Value
JNL/PPM America Total Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.3%
American Airlines Pass-Through Trust, 10.38%, 07/02/19 (a)	$160,771	$174,437
American Express Credit Account Master Trust, 1.29%, 04/17/17 (b) (c)	1,479,000	1,479,000
AmeriCredit Automobile Receivables Trust
0.91%, 10/08/15	1,226,000	1,228,655
1.73%, 02/08/17	1,080,000	1,080,891
Banc of America Commercial Mortgage Inc. REMIC, 5.72%, 07/10/17 (b)	800,000	906,696
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/17 (b)	500,000	577,679
5.69%, 06/11/50 (b)	300,000	341,536
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,500,000	2,713,199
CenterPoint Energy Transition Bond Co. LLC, 3.03%, 10/15/25	1,316,000	1,324,772
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	758,000	771,265
4.15%, 04/11/24 (a)	1,065,000	1,043,700
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (b)	79,938	81,297
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (c)	3,322,839	3,532,557
Delta Air Lines Pass-Through Trust - Class A
6.20%, 07/02/18	1,064	1,152
4.95%, 11/23/20	238,304	251,411
Ford Credit Auto Owner Trust
1.65%, 05/15/16	3,345,000	3,402,864
1.15%, 06/15/17	2,000,000	1,999,975
Goldman Sachs Mortgage Securities Corp. II, 4.95%, 01/10/45 (c)	847,000	923,428
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	139,000	152,958
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.73%, 02/12/49 (b)	1,860,000	2,092,723
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	300,000	331,716
Morgan Stanley Capital I REMIC, 5.88%, 06/11/49 (a)	2,750,000	3,101,654
Morgan Stanley Re-REMIC Trust, 5.79%, 04/12/17 (b) (c)	1,500,000	1,691,964
Sierra Receivables Funding Co. LLC, 2.84%, 05/20/19 (c)	1,845,000	1,847,930
United Air Lines Inc., 9.75%, 01/15/17	83,489	95,594
Total Non-U.S. Government Agency Asset-Backed Securities (cost $30,221,456)		31,149,053

CORPORATE BONDS AND NOTES - 47.2%

CONSUMER DISCRETIONARY - 3.1%
Delphi Corp.
5.88%, 05/15/19 (a) (c)	800,000	844,000
6.13%, 05/15/21 (c)	185,000	197,025
EMI Music Publishing Ltd. Term Loan, 5.50%, 03/15/18 (b)	598,000	600,840
MGM Resorts International
7.63%, 01/15/17 (a)	1,000,000	1,032,500
9.00%, 03/15/20 (a)	1,100,000	1,223,750
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	100,000	109,750
Nara Cable Funding Ltd., 8.88%, 12/01/18 (c)	808,000	767,600
News America Inc., 6.15%, 02/15/41	760,000	870,612
O’Reilly Automotive Inc., 4.63%, 09/15/21 (a)	100,000	105,418
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (c)	53,000	57,439
6.54%, 10/01/20 (c)	950,000	955,852
Shea Homes LP, 8.63%, 05/15/19 (a) (c)	1,127,000	1,172,080
TRW Automotive Inc., 7.25%, 03/15/17 (a) (c)	100,000	111,500
Volvo AB, 5.95%, 04/01/15 (c)	177,000	189,600
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,100,000	1,208,625
		9,446,591
CONSUMER STAPLES - 1.6%
Altria Group Inc., 9.95%, 11/10/38	500,000	760,524
Bunge Ltd. Finance Co., 8.50%, 06/15/19	100,000	122,159
Lorillard Tobacco Co., 7.00%, 08/04/41 (a)	600,000	645,389
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (a) (c)	750,000	806,250
SABMiller Holdings Inc.
2.45%, 01/15/17 (c)	1,000,000	1,012,543
3.75%, 01/15/22 (c)	1,652,000	1,680,680
		5,027,545
ENERGY - 5.8%
Alpha Natural Resources Inc., 6.25%, 06/01/21	747,000	674,167
Cimarex Energy Co., 5.88%, 05/01/22	1,000,000	1,012,500
DCP Midstream Operating LP, 4.95%, 04/01/22 (a)	1,704,000	1,708,156
Dolphin Energy Ltd., 5.89%, 06/15/19 (c)	172,795	187,050
El Paso Pipeline Partners Operating Co. LLC, 7.50%, 11/15/40	500,000	590,845
Energen Corp., 4.63%, 09/01/21	258,000	257,153
Energy Transfer Partners LP, 6.50%, 02/01/42	885,000	932,552
Ensco Plc
3.25%, 03/15/16 (a)	300,000	312,978
4.70%, 03/15/21 (a)	1,600,000	1,726,211
Enterprise Products Operating LLC, 5.95%, 02/01/41	700,000	779,829
Nabors Industries Inc., 5.00%, 09/15/20	90,000	96,609
Petrobras International Finance Co.
2.88%, 02/06/15	2,069,000	2,122,962
3.88%, 01/27/16	1,000,000	1,052,603
5.38%, 01/27/21	500,000	538,369
6.75%, 01/27/41	325,000	376,924
Phillips 66
2.95%, 05/01/17 (c)	2,500,000	2,541,005
5.88%, 05/01/42 (c)	1,181,000	1,209,836
Transocean Inc., 6.38%, 12/15/21 (a)	1,224,000	1,377,206
		17,496,955
FINANCIALS - 23.5%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	1,696,000	1,938,146
American International Group Inc., 8.25%, 08/15/18	1,600,000	1,920,658
AON Corp., 8.21%, 01/01/27 (a)	100,000	115,811
Bank of America Corp.
5.63%, 10/14/16	1,150,000	1,222,665
7.63%, 06/01/19	1,400,000	1,614,362
Bank of America NA, 6.10%, 06/15/17	2,450,000	2,617,739
Chubb Corp., 6.38%, 03/29/67 (b)	100,000	103,250
Citigroup Inc.
2.65%, 03/02/15	3,000,000	2,999,454
6.00%, 08/15/17	2,205,000	2,451,616
Commonwealth Bank of Australia, 2.25%, 03/16/17 (a) (c)	2,000,000	2,000,308
Corp. Andina de Fomento, 3.75%, 01/15/16	2,500,000	2,591,660
Credit Suisse AG
1.63%, 03/06/15 (a) (c)	2,381,000	2,389,062

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
2.60%, 05/27/16 (a) (c)	1,750,000	1,784,130
5.40%, 01/14/20	1,125,000	1,158,140
Discover Bank, 7.00%, 04/15/20	690,000	791,745
Duke Realty LP, 8.25%, 08/15/19	100,000	123,502
Ford Motor Credit Co. LLC
5.63%, 09/15/15	2,000,000	2,126,900
5.00%, 05/15/18 (a)	3,248,000	3,364,460
General Electric Capital Corp.
4.63%, 01/07/21	1,200,000	1,280,664
4.65%, 10/17/21	875,000	931,280
Goldman Sachs Group Inc.
5.95%, 01/18/18	1,000,000	1,077,214
6.75%, 10/01/37	650,000	635,097
HSBC Bank Plc, 1.63%, 07/07/14 (a) (c)	2,500,000	2,507,318
HSBC USA Inc, 9.50%, 04/15/14	145,000	160,918
Hyundai Capital America, 3.75%, 04/06/16 (a) (c)	670,000	685,980
Hyundai Capital Services Inc.
6.00%, 05/05/15 (c)	1,100,000	1,204,430
4.38%, 07/27/16 (c)	200,000	209,210
4.00%, 06/08/17 (c)	450,000	462,353
ING Bank NV, 3.75%, 03/07/17 (c)	1,500,000	1,485,708
International Lease Finance Corp.
6.50%, 09/01/14 (c)	150,000	158,438
4.88%, 04/01/15 (a)	2,000,000	1,979,608
6.75%, 09/01/16 (c)	1,100,000	1,178,375
7.13%, 09/01/18 (c)	1,000,000	1,090,000
8.63%, 01/15/22	750,000	833,751
IPIC GMTN Ltd., 5.50%, 03/01/22 (c)	1,000,000	1,028,750
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (b)(d)	1,200,000	1,314,624
4.50%, 01/24/22 (a)	500,000	520,170
JPMorgan Chase Bank NA, 5.88%, 06/13/16	1,500,000	1,659,129
Macquarie Group Ltd., 7.30%, 08/01/14 (c)	150,000	160,777
MetLife Global Funding I Inc., 2.50%, 09/29/15 (c)	3,000,000	3,090,570
Morgan Stanley, 3.80%, 04/29/16 (a)	1,157,000	1,126,237
Murray Street Investment Trust I, 4.65%, 03/09/17 (a) (e)	2,250,000	2,251,667
New York Life Global Funding, 1.65%, 05/15/17 (c)	1,500,000	1,487,460
Nordea Bank AB, 3.13%, 03/20/17 (a) (c)	2,347,000	2,349,443
Pricoa Global Funding I, 5.30%, 09/27/13 (c)	255,000	269,994
Rabobank Nederland NV, 3.88%, 02/08/22	860,000	831,682
SLM Corp., 7.25%, 01/25/22	762,000	796,156
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (b)	3,250,000	2,984,572
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30 (a)	200,000	234,651
UBS AG, 2.25%, 03/30/17 (c)	1,500,000	1,496,342
UPCB Finance VI Ltd., 6.88%, 01/15/22 (c)	1,212,000	1,251,390
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (b) (d)	1,200,000	1,306,500
		71,354,066
HEALTH CARE - 1.1%
Aristotle Holding Inc., 2.75%, 11/21/14 (c)	2,400,000	2,465,911
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	997,000	1,018,924
		3,484,835
INDUSTRIALS - 0.4%
Textron Inc, 5.95%, 09/21/21	1,015,000	1,109,548

INFORMATION TECHNOLOGY - 1.2%
Lawson Software Inc., 9.38%, 04/01/19	1,000,000	1,032,500
Seagate Technology Plc, 7.00%, 11/01/21 (c)	1,200,000	1,290,000
Viasat Inc., 6.88%, 06/15/20 (c)	1,223,000	1,253,575
		3,576,075
MATERIALS - 5.2%
Barrick Gold Corp., 3.85%, 04/01/22 (c)	2,921,000	2,904,759
Cemex SAB de CV, 9.00%, 01/11/18 (c)	625,000	589,062
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (c)	1,000,000	990,000
8.25%, 11/01/19 (c)	800,000	840,000
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22	719,000	690,541
Georgia-Pacific LLC, 5.40%, 11/01/20 (a) (c)	1,150,000	1,283,723
Methanex Corp., 5.25%, 03/01/22	1,699,000	1,729,382
Rock-Tenn Co.
4.45%, 03/01/19 (c)	314,000	315,411
4.90%, 03/01/22 (c)	181,000	180,734
Sealed Air Corp., 8.38%, 09/15/21 (c)	850,000	955,187
Teck Resources Ltd.
10.75%, 05/15/19	3,270,000	4,061,942
5.20%, 03/01/42	375,000	355,771
Verso Paper Holdings LLC, 11.75%, 01/15/19 (c)	911,000	938,330
		15,834,842
TELECOMMUNICATION SERVICES - 1.3%
Crown Castle Towers LLC, 4.88%, 08/15/20 (c)	1,450,000	1,491,928
Santander Holdings USA Inc., 4.63%, 04/19/16 (a)	1,550,000	1,570,660
Sprint Nextel Corp., 7.00%, 03/01/20 (c)	745,000	756,175
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	157,875
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	100,000	99,921
		4,076,559
UTILITIES - 4.0%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (c)	175,000	184,188
Boston Gas Co., 4.49%, 02/15/42 (c)	750,000	752,920
China Resources Gas Group Ltd., 4.50%, 04/05/22	1,733,000	1,703,156
Dolphin Subsidiary II Inc., 7.25%, 10/15/21 (c)	800,000	888,000
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (c)	630,000	696,175
GenOn Energy Term Loan B, 6.00%, 09/20/17 (b)	98,500	97,310
Ipalco Enterprises Inc., 5.00%, 05/01/18 (a)	1,100,000	1,094,500
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	987,000	1,017,103
MidAmerican Energy Co., 6.13%, 04/01/36	939,000	1,116,186
Oglethorpe Power Corp., 5.25%, 09/01/50 (a)	104,000	112,303
Oncor Electric Delivery Co., 6.80%, 09/01/18	2,250,000	2,719,928
PPL WEM Holdings Plc, 3.90%, 05/01/16 (c)	200,000	208,085
Puget Energy Inc., 6.00%, 09/01/21	1,350,000	1,436,710
		12,026,564
Total Corporate Bonds and Notes (cost $139,111,820)		143,433,580

GOVERNMENT AND AGENCY OBLIGATIONS - 40.3%

GOVERNMENT SECURITIES - 14.9%
Municipals - 0.0%
Ohio State University 2008A General Receipt, 4.80%, 06/01/11	100,000	102,649

U.S. Treasury Securities - 14.9%
U.S. Treasury Bond
4.38%, 05/15/41	125,000	150,273
3.75%, 08/15/41	3,968,000	4,289,781
3.13%, 11/15/41	1,850,000	1,774,555

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
U.S. Treasury Note
0.38%, 03/15/15	2,980,000	2,968,593
0.88%, 11/30/16 - 02/28/17	23,385,000	23,239,587
1.00%, 03/31/17	2,115,000	2,110,539
2.00%, 11/15/21 - 02/15/22	10,766,000	10,576,314
		45,109,642
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 25.4%
Federal Home Loan Mortgage Corp. - 9.3%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/26 - 09/01/41	4,476,604	4,697,048
3.50%, 04/15/27, TBA (f)	1,044,000	1,091,632
3.00%, 05/15/27, TBA (f)	1,942,000	2,002,384
5.50%, 04/02/35, TBA (f)	4,025,000	4,374,043
6.00%, 04/03/35, TBA (f)	543,000	598,488
6.00%, 09/01/37	463,729	512,005
5.00%, 03/01/38 - 08/01/40	4,348,376	4,689,338
5.50%, 09/01/38 - 07/01/39	4,627,181	5,035,071
4.50%, 10/01/39	3,655,915	3,878,771
3.50%, 05/15/42, TBA (f)	1,262,000	1,289,015
		28,167,795
Federal National Mortgage Association - 10.3%
Federal National Mortgage Association
4.50%, 02/01/23 - 04/01/39	8,040,316	8,584,548
4.00%, 01/01/26	1,246,000	1,320,931
3.00%, 05/15/27, TBA (f)	2,389,000	2,466,642
3.50%, 05/15/27, TBA (f)	1,746,000	1,828,116
5.50%, 05/01/33 - 02/01/41	2,510,148	2,748,607
5.00%, 07/01/36	2,347,904	2,538,872
6.00%, 09/01/37	5,054,972	5,574,559
4.00%, 04/15/41, TBA (f)	4,277,000	4,484,167
3.50%, 05/15/42, TBA (f)	1,870,000	1,914,705
		31,461,147
Government National Mortgage Association - 5.8%
Government National Mortgage Association
4.50%, 04/01/35, TBA (f)	4,770,000	5,189,611
5.00%, 04/01/35, TBA (f)	4,738,000	5,232,529
4.50%, 07/15/41	367,047	400,586
3.50%, 05/15/42, TBA (f)	1,924,000	1,997,953
4.00%, 05/15/42, TBA (f)	4,591,000	4,911,653
		17,732,332
Total Government and Agency Obligations (cost $123,100,586)		122,573,565

COMMON STOCKS - 0.0%

FINANCIALS - 0.0%
Citigroup Inc.	1,226	44,810
Total Common Stocks (cost $29,128)		44,810

TRUST PREFERREDS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	35,000	952,000
Total Trust Preferreds (cost $906,360)		952,000

SHORT TERM INVESTMENTS - 30.1%
Investment Company - 15.1%
JNL Money Market Fund, 0.05% (g) (h)	45,977,007	45,977,007

Securities Lending Collateral - 15.0%
Securities Lending Cash Collateral Fund LLC, 0.38% (g) (h)	45,656,514	45,656,514

Total Short Term Investments (cost $91,633,521)		91,633,521

Total Investments - 128.2% (cost $385,002,871)		389,786,529
Other Assets and Liabilities, Net - (28.2%) (i)		(85,758,290)
Total Net Assets - 100.0%		$304,028,239

(a)          All or portion of the security was on loan.

(b)         Variable rate security. Rate stated was in effect as of March 31, 2012.

(c)          Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of March 31, 2012, the value of Rule 144A and Section 4(2) liquid securities was $68,629,358.

(d)         Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.

(e)          Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2012.

(f)            Investment purchased on a delayed delivery basis. As of March 31, 2012, the total payable of investments purchased on a delayed delivery basis was $49,109,920.

(g)         Investment in affiliate.

(h)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2012.

(i)             Cash is pledged as collateral for open futures contracts. As of March 31, 2012, total value of collateral was $174,197.

Abbreviations:

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
JNL Money Market Fund

CORPORATE BONDS AND NOTES - 6.8%

CONSUMER DISCRETIONARY - 0.2%
Target Corp., 0.50%, 01/11/13 (a)	$4,750,000	$4,750,000

FINANCIALS - 6.6%
Bank of America Corp., 3.13%, 06/15/12	22,019,000	22,149,376
Citigroup Inc., 2.13%, 04/30/12	5,000,000	5,007,683
Countrywide Financial Corp., 5.80%, 06/07/12	6,000,000	6,050,052
General Electric Capital Corp.
0.67%, 08/02/12 (a)	4,000,000	4,001,823
2.00%, 09/28/12	8,906,000	8,982,051
Goldman Sachs Group Inc., 3.25%, 06/15/12	16,354,000	16,455,145
John Deere Capital Corp., 2.88%, 06/19/12	13,688,000	13,765,978
JPMorgan Chase & Co.
2.20%, 06/15/12	11,397,000	11,442,857
5.38%, 10/01/12	16,129,000	16,527,288
State Street Corp., 2.15%, 04/30/12	6,625,000	6,635,347
Toyota Motor Credit Corp., 0.88%, 01/15/13 (a)	13,800,000	13,800,000
Wells Fargo & Co., 4.38%, 01/31/13	9,250,000	9,543,524
		134,361,124
Total Corporate Bonds and Notes (cost $139,111,124)		139,111,124

GOVERNMENT AND AGENCY OBLIGATIONS - 19.8%

GOVERNMENT SECURITIES - 8.5%
Federal Home Loan Mortgage Corp. - 5.9% (b)
Federal Home Loan Mortgage Corp.
0.35%, 07/25/12	10,000,000	9,999,623
0.25%, 09/19/12 (a)	40,000,000	39,996,236
0.29%, 10/12/12 (a)	41,570,000	41,581,730
4.50%, 01/15/13	14,807,000	15,306,518
1.63%, 04/15/13	12,330,000	12,502,915
		119,387,022
Sovereign - 0.3%
Province of Ontario, Canada, 0.64%, 11/19/12 (a)	6,000,000	6,011,996

U.S. Treasury Securities - 2.3%
U.S. Treasury Note
1.00%, 04/30/12	20,000,000	20,012,702
3.88%, 10/31/12	6,650,000	6,792,522
1.38%, 11/15/12	20,000,000	20,148,118
		46,953,342
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.3%
Federal Farm Credit Bank - 1.6%
Federal Farm Credit Bank
0.23%, 11/09/12 (a)	15,000,000	14,999,184
0.29%, 11/26/12 (a)	3,500,000	3,501,102
0.21%, 12/05/12 (a)	6,135,000	6,133,739
1.63%, 12/24/12	8,000,000	8,083,397
		32,717,422
Federal Home Loan Bank - 1.3%
Federal Home Loan Bank
0.20%, 01/11/13	4,980,000	4,979,689
0.25%, 03/27/13	5,050,000	5,049,582
0.30%, 03/27/13	17,500,000	17,500,000
		27,529,271
Federal Home Loan Mortgage Corp. - 6.7%
Federal Home Loan Mortgage Corp.
0.22%, 05/14/12	17,000,000	17,000,846
0.14%, 06/06/12	12,000,000	11,999,066
0.20%, 11/14/12 - 11/26/12	25,850,000	25,850,506
0.21%, 11/14/12 - 01/03/13	45,000,000	45,003,581
0.19%, 01/09/13	20,000,000	19,997,961
0.29%, 01/22/13 (a)	15,750,000	15,755,164
		135,607,124
Federal National Mortgage Association - 1.7%
Federal National Mortgage Association
0.35%, 12/03/12 (a)	6,000,000	6,003,671
0.32%, 01/10/13 (a)	20,000,000	20,014,935
0.75%, 02/26/13	7,000,000	7,031,176
3.25%, 04/09/13	2,355,000	2,426,336
		35,476,118
Total Government and Agency Obligations (cost $403,682,295)		403,682,295

SHORT TERM INVESTMENTS - 73.3%

Certificates of Deposit - 10.4%
Bank of Montreal
0.34%, 06/13/12	14,000,000	14,000,000
0.49%, 01/04/13 (a)	14,000,000	14,000,000
Bank of Nova Scotia, 0.67%, 10/01/12 (a)	6,500,000	6,507,022
Barclays Bank Plc, 0.59%, 05/03/12 (a)	7,500,000	7,500,000
Branch Banking, 0.26%, 07/09/12	9,000,000	9,000,000
Canadian Imperial Bank of Commerce
0.31%, 04/30/12 (a)	8,600,000	8,600,000
0.73%, 05/04/12 (a)	15,000,000	15,002,256
0.35%, 08/09/12 (a)	8,700,000	8,700,000
DnB NOR Bank ASA
0.28%, 05/01/12	15,000,000	15,000,000
0.27%, 06/04/12	5,000,000	5,000,000
Rabobank Nederland NV, 0.56%, 08/14/12	14,000,000	14,000,000
Royal Bank of Canada
0.30%, 07/11/12 (a)	8,600,000	8,600,000
0.50%, 08/24/12	10,000,000	10,010,032
Standard Chartered Bank
0.63%, 05/08/12	10,000,000	10,000,000
0.65%, 06/12/12	10,000,000	10,000,000
0.53%, 07/02/12	15,000,000	15,000,000
Toronto-Dominion Bank NY
0.40%, 04/27/12	7,000,000	7,000,000
0.32%, 04/30/12	12,900,000	12,900,000
0.32%, 07/10/12	10,000,000	10,000,000
UBS AG, 0.53%, 05/08/12	10,000,000	10,000,000
		210,819,310
Commercial Paper - 16.8%
Amsterdam Funding Corp.
0.27%, 04/17/12	3,700,000	3,699,556
0.55%, 05/02/12	12,300,000	12,294,175
0.56%, 05/07/12	12,500,000	12,493,000
CAFCO LLC
0.26%, 04/05/12	16,500,000	16,499,523
0.27%, 04/11/12	14,000,000	13,998,950
Chariot Funding LLC
0.20%, 06/05/12	19,500,000	19,492,958
0.20%, 06/22/12	10,600,000	10,595,171
Coca-Cola Co.
0.22%, 08/01/12 (c)	24,200,000	24,181,958
0.21%, 08/13/12 (c)	9,000,000	8,992,965
0.30%, 11/15/12 (c)	11,700,000	11,677,770
CRC Funding LLC
0.24%, 04/10/12	17,300,000	17,298,962
0.26%, 04/26/12	14,600,000	14,597,364
General Electric Capital Corp., 0.31%, 07/09/12	17,000,000	16,985,507
JPMorgan Chase & Co., 0.35%, 10/01/12	14,000,000	13,975,092
Jupiter Securitization Corp., 0.20%, 06/26/12 (c)	30,200,000	30,185,571
Market Street Funding LLC
0.21%, 06/13/12	13,000,000	12,994,464

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
0.20%, 06/20/12 (c)	16,000,000	15,992,889
NSTAR Electric Co., 0.19%, 05/08/12	11,700,000	11,697,715
Old Line Funding LLC
0.20%, 04/20/12 (c)	16,500,000	16,498,258
0.21%, 04/23/12 (c)	12,900,000	12,898,345
Toyota Motor Credit Corp., 0.38%, 09/06/12	16,000,000	15,973,316
Windmill Funding LLC
0.25%, 04/11/12	20,200,000	20,198,597
0.54%, 05/08/12	9,200,000	9,194,894
		342,417,000
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.14% (d)	74,303	74,303

Repurchase Agreements - 46.1%
Repurchase Agreement with Barclays Bank Plc, 0.17% (Collateralized by $36,718,000 Federal National Mortgage Association, 1.05% - 1.25%, due 03/21/16 - 01/30/17, value $36,720,754) acquired on 03/26/12, due at 04/02/12 at $36,001,190	$36,000,000	36,000,000
Repurchase Agreement with Credit Suisse International, 0.17% (Collateralized by $107,110 Federal Home Loan Mortgage Corp., 4.00%, due 08/01/26, value $115,799 and $84,437,600 Federal National Mortgage Association, 2.50% - 10.25%, due 06/01/13 - 06/01/48, value $91,686,174) acquired on 03/01/12, due 04/02/12 at $90,013,600	90,000,000	90,000,000
Repurchase Agreement with Credit Suisse International, 0.17% (Collateralized by $71,266,801 Federal National Mortgage Association, 3.00% - 4.50%, due 03/01/13 - 04/01/27, value $74,460,017) acquired on 03/26/12, due 04/02/12 at $73,002,413	73,000,000	73,000,000
Repurchase Agreement with Deutsche Bank AG, 0.10% (Collateralized by $3,029,000 Federal Farm Credit Bank, 2.13%, due 07/18/12, value $3,060,110) acquired on 03/30/12, due 04/02/12 at $3,000,025	3,000,000	3,000,000
Repurchase Agreement with Deutsche Bank AG, 0.12% (Collateralized by $57,180,497 Federal National Mortgage Association, 4.50%, due 05/01/41, value $61,200,000) acquired on 03/30/12, due 04/05/12 at $60,001,200	60,000,000	60,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.15% (Collateralized by $28,438,762 Federal Home Loan Mortgage Corp., 3.00%, due 03/01/27, value $29,580,000) acquired on 03/30/12, due 04/02/12 at $29,000,363	29,000,000	29,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $120,317,598 Federal National Mortgage Association, 3.50% - 4.50%, due 07/01/41 - 05/01/42, value $127,500,934) acquired on 03/29/12, due 04/05/12 at $125,004,861	125,000,000	125,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $59,321,100 Federal Home Loan Mortgage Corp., 4.50%, due 09/01/40, value $63,231,725 and $45,404,360 Federal National Mortgage Association, 4.50% - 5.00%, due 03/01/40 - 01/01/41, value $48,968,275) acquired on 03/27/12, due 04/03/12 at $110,004,278	110,000,000	110,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $55,798,202 Federal Home Loan Mortgage Corp., 4.50%, due 09/01/41, value $59,476,587 and $49,369,384 Federal National Mortgage Association, 3.50%, due 10/01/26, value $52,723,414) acquired on 03/28/12, due 04/04/12 at $110,004,278	110,000,000	110,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $82,953,858 Federal National Mortgage Association, 4.00%, due 07/01/41 - 01/01/42, value $86,700,000) acquired on 03/30/12, due 04/03/12 at $85,001,889	85,000,000	85,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $91,067,448 Federal National Mortgage Association, 3.50% - 6.00%, due 10/01/25 - 06/01/40, value $96,900,000) acquired on 03/28/12, due 04/27/12 at $95,015,833 (e)	95,000,000	95,000,000
Repurchase Agreement with HSBC Bank NA, 0.16% (Collateralized by $30,910,177 Federal Home Loan Mortgage Corp., 4.50%, due 12/01/40, value $32,947,869) acquired on 03/30/12, due 04/02/12 at $32,300,431	32,300,000	32,300,000
Repurchase Agreement with UBS AG, 0.15% (Collateralized by $85,852,032 Federal National Mortgage Association, 4.50%, due 08/01/41 - 10/01/41, value $92,047,047) acquired on 03/30/12, due 04/02/12 at $89,901,124	89,900,000	89,900,000
		938,200,000
Total Short Term Investments (cost $1,491,510,613)		1,491,510,613
Total Investments - 99.9% (cost $2,034,304,032)		2,034,304,032
Other Assets and Liabilities, Net - 0.1%		1,841,883
Total Net Assets - 100.0%		$2,036,145,916

(a)          Variable rate security. Rate stated was in effect as of March 31, 2012.

(b)         Securities in this category are direct debt of the agency and not collateralized by mortgages.

(c)          Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of March 31, 2012, the value of Rule 144A and Section 4(2) liquid securities was $120,427,756.

(d)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2012.

(e)          Restricted security.  Restricted as to public resale.  Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities Note in the Notes to Schedules of Investments.

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2012

Restricted Securities — Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities that have been deemed illiquid, held at March 31, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL Money Market Fund
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $91,067,488 Federal National Mortgage Association, 3.50% - 6.00%, due 10/01/25 - 06/01/40, value $96,900,000) acquired on 03/28/12, due 04/27/12 at $95,015,833	03/27/2012	$95,000,000	$95,000,000	4.7%

Security Valuation — Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) Pricing Committee (“Pricing Committee”) which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, whether through a standardized fair valuation methodology or a fair valuation determination, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Trust’s Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Funds’ Advisers, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on a liquid exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2012

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued securities or securities for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuations, the Adviser regularly compares prior day prices, prices of comparable securities and sales prices to current day prices and challenges those prices exceeding certain tolerance levels with the pricing services or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2012 by valuation level.

	Assets as of March 31, 2012 by Level:
	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$31,149,053	$—	$31,149,053
Corporate Bonds and Notes	—	143,433,580	—	143,433,580
Government and Agency Obligations	—	122,573,565	—	122,573,565
Common Stocks	44,810	—	—	44,810
Trust Preferreds	952,000	—	—	952,000
Short Term Investments	91,633,521	—	—	91,633,521
Fund Total	$92,630,331	$297,156,198	$—	$389,786,529

JNL Money Market Fund
Corporate Bonds and Notes	$—	$139,111,124	$—	$139,111,124
Government and Agency Obligations	—	403,682,295	—	403,682,295
Short Term Investments	74,303	1,491,436,310	—	1,491,510,613
Fund Total	$74,303	$2,034,229,729	$—	$2,034,304,032

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$157,079	$—	$—	$157,079

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$(341,933)	$—	$—	$(341,933)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period.  There were no material transfers into or out of Level 1, 2 or 3 during the period.  There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2012.

Securities Lending and Securities Lending Collateral — The JNL/PPM America Total Return Fund lends securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Fund’s securities lending agent negotiated lender fees and the Fund receives a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in the amount of collateral

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2012

available for return to a borrower due to a loss in an approved investment.  The Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Fund.  JNL/PPM America Total Return Fund has cash collateral invested in the Securities Lending Cash Collateral Fund, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to JNAM affiliated funds.

Investments in Affiliates — During the period ended March 31, 2012, the JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the JNL/PPM America Total Return Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund on December 31, 2011 and March 31, 2012 was $69,859,053 and $45,977,007, respectively.  During the period ended March 31, 2012, dividend income received from this investment was $4,825.  There was no realized gain or loss relating to transactions in this investment for the period ended March 31, 2012.  JNL/PPM America Total Return Fund participates in securities lending and receives cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the JNL/PPM America Total Return Fund are discussed in the following paragraph.

Futures Contracts — The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  During the period, the Fund used futures contracts to manage exposure to or hedge changes in interest rates and to replicate treasury bond positions.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Total Return Fund
U.S. Treasury Bond Future, 20-Year	June 2012	51	$(127,819)
U.S. Treasury Note Future, 5-Year	June 2012	(355)	137,560
U.S. Treasury Note Future, 10-Year	June 2012	(67)	19,519
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2012	50	(214,114)
			$(184,854)

Tax Matters - As of March 31, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund	$385,003,017	$5,862,253	$(1,078,741)	$4,783,512
JNL Money Market Fund	2,034,304,032	—	—	—

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 25, 2012

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.